Assets Held for Sale / Liabilities Associated with Assets Held for Sale (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Assets Held-for-sale, Not Part of Disposal Group	$ 77,831	$ 0
Long-term Debt, Gross	1,087,129	$ 1,187,138
Hamburg Commercial Bank AG [Member]
Property, Plant and Equipment [Line Items]
Long-term Debt, Gross	31,700
Asset Held For Sale [Member]
Property, Plant and Equipment [Line Items]
Assets Held-for-sale, Not Part of Disposal Group	75,920
Containers [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 3,268